Cover	Aug. 12, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 12, 2025
Entity File Number	001-42711
Entity Registrant Name	CID Holdco, Inc.
Entity Central Index Key	0002033770
Entity Tax Identification Number	99-2578850
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	5661 S Cameron St
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89118
City Area Code	(303)
Local Phone Number	332-4122
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false